Notes Payable - Notes Payable Related Parties (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Note payable	$ 41,519
JCH Crenshaw Holdings LLC [Member]
Debt Instrument [Line Items]
Note payable	9,303
Casey and Stacey Crenshaw [member]
Debt Instrument [Line Items]
Note payable	5,814
Crenshaw Family Holdings LP [member]
Debt Instrument [Line Items]
Note payable	11,983
The Modern Group Ltd [member]
Debt Instrument [Line Items]
Note payable	$ 14,419